STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Selling, general and administrative	$ (79)	$ (576)	$ (1,075)	$ (475)
Professional fees	(1,000)	(1,000)	(4,400)	(5,400)
Total operating expenses	(1,079)	(1,576)	(5,475)	(5,875)
Net (loss)	$ (1,079)	$ (1,576)	$ (5,475)	$ (5,875)
(Loss) per common share, basic and diluted (Note 2)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding, basic and diluted	3,800,000	3,800,000	3,800,000	3,800,000